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                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2004
                                       TO
                          PROSPECTUS DATED MAY 1, 2002

This will supplement the prospectus dated May 1, 2002. The following information is provided with respect to the investment options available under the contract effective on and after May 1, 2004.

1. THE FOLLOWING TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS.

Total Annual Investment
Portfolio Operating Expenses                      Minimum             Maximum
(expenses that are deducted from                  -------             -------
Investment Portfolio assets, including             0.40%               3.44%
management fees, 12b-1/Service fees, and other expenses)

2. EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR
(a)    1,189.28  (a)   1,917.63  (a)   2,715.71  (a)   4,889.74
(b)      888.14  (b)   1,031.92  (b)   1,270.28  (b)   2,163.96

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR
(a)     489.28   (a)   1,467.63  (a)   2,445.71  (a)   4,889.74
(b)     188.14   (b)     581.92  (b)   1,000.28  (b)   2,163.96

3. INVESTMENT PORTFOLIOS. The contract offers the investment portfolios which are listed below. Appendix A contains a summary of subadvisers and investment objectives for each portfolio. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX A - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.

An investment adviser or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of this compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40% of assets.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.


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AIM VARIABLE INSURANCE FUNDS (Series 1)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series 1 portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class A portfolio is available under the contract:

   AllianceBernstein Real Estate Investment Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 1 portfolios are available under the contract:

   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

   Janus Aggressive Growth Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett America's Value Portfolio (B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   Oppenheimer Capital Appreciation Portfolio
   Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

   Capital Guardian U.S. Equity Portfolio (Class B)
   Met/Putnam Voyager Portfolio (Class B)
   State Street Research Bond Income Portfolio
   State Street Research Money Market Portfolio
   T. Rowe Price Large Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

   MFS(R) High Income Series
   MFS(R) Investors Trust Series



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PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Putnam VT Equity Income Fund (Class IB)
   Putnam VT Growth and Income Fund (Class IA, except Class IB for the First
      Cova VA Product)
   Putnam VT International Equity Fund (Class IA)
   Putnam Vista Fund (Class IA)

RUSSELL INVESTMENT FUNDS (Class A)

Russell Investment Funds (formerly the Russell Insurance Funds)is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following Class A portfolios are available under the contract:

    Aggressive Equity Fund
    Core Bond Fund
    Multi-Style Equity Fund
    Non-U.S. Fund
    Real Estate Securities Fund

4. APPENDIX A
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1.  INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (SERIES 1)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series 1 portfolios are available under the contract:

AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.

AIM V.I. International Growth Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC. (CLASS A)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management, L.P. is the investment adviser to each portfolio. The following Class A portfolio is available under the contract:

AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the contract:



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Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.

Templeton Foreign Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

MET INVESTORS SERIES TRUST (Class A (or Class B as noted))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

Janus Aggressive Growth Portfolio
Subadviser: Janus Capital Management LLC
Investment Objective: The Janus Aggressive Growth seeks long-term growth of capital.

J.P. Morgan Quality Bond Portfolio
Subadviser: J.P. Morgan Investment Management, LLC
Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio
Subadviser: J.P. Morgan Investment Management, LLC
Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

Lord Abbett America's Value Portfolio (Class B)
Subadviser: Lord, Abbett & Co. LLC
Investment Objective: The Lord Abbett America's Value Portfolio seeks current income and capital appreciation.

Lord Abbett Bond Debenture Portfolio
Subadviser: Lord, Abbett & Co. LLC
Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio
Subadviser: Lord, Abbett & Co. LLC
Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett Growth Opportunities Portfolio
Subadviser: Lord, Abbett & Co. LLC
Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

Lord Abbett Mid-Cap Value Portfolio
Subadviser: Lord, Abbett & Co. LLC
Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) Research International Portfolio
Subadviser: MFS(R) Investment Management
Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

Oppenheimer Capital Appreciation Portfolio
Subadviser: OppenheimerFunds, Inc.
Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.



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Met/Putnam Capital Opportunities Portfolio
Subadviser: Putnam Investment Management, LLC
Investment Objective: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

METROPOLITAN SERIES FUND, INC. (Class A (or Class B as noted))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

Capital Guardian U.S. Equity Portfolio (Class B)
Subadviser:  Capital Guardian
Investment Objective: The Capital Guardian U.S. Equity Portfolio seeks long-term growth of capital.

Met/Putnam Voyager Portfolio (Class B)
Subadviser: Putnam Investment Management, LLC
Investment Objective: The Met/Putnam Voyager Portfolio seeks capital appreciation.

State Street Research Bond Income Portfolio
Subadviser: State Street Research & Management Company
Investment Objective: Seeks competitive total return primarily from investing in fixed-income securities.

State Street Research Money Market Portfolio
Subadviser: State Street Research & Management Company
Investment Objective: Seeks a high level of current income consistent with preservation of capital.

T. Rowe Price Large Cap Growth Portfolio
Subadviser: T. Rowe Price Associates, Inc.
Investment Objective: The T. Rowe Price Large Cap Growth Portfolio seeks long term growth of capital and, secondarily, dividend income.

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

MFS(R) High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS(R) Investors Trust Series

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

Putnam VT Equity Income Fund (Class IB)

Investment Objective: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.

Putnam VT Growth and Income Fund (Class IA, except Class IB for the First Cova VA Product)

Investment Objective: The Fund seeks capital growth and current income. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.



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Putnam VT International Equity Fund (Class IA)

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States.

Putnam Vista Fund (Class IA)

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goals by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

RUSSELL INVESTMENT FUNDS (Class A)

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following Class A portfolios are available under the contract:

Aggressive Equity Fund

Investment Objective: The Aggressive Equity Fund seeks to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from the Multi-Style Equity Fund by investing in equity securities.

Core Bond Fund

Investment Objective: The Core Bond Fund seeks to maximize total return through capital appreciation and income by assuming a level of volatility consistent with the broad fixed-income market by investing in fixed-income securities.

Multi-Style Equity Fund

Investment Objective: The Multi-Style Equity Fund seeks to provide income and capital growth by investing principally in equity securities.

Non-U.S. Fund

Investment Objective: The Non-U.S. Fund seeks to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

Real Estate Securities Fund

Investment Objective: The Real Estate Securities Fund seeks to generate a high level of total return through above-average current income while maintaining the potential for capital appreciation.

APPENDIX A
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2.  PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the FIRST COVA VARIABLE ANNUITY, the following portfolios are available:

MET INVESTORS SERIES TRUST (Class A (or Class B as noted))
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett America's Value Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (Class A (or Class B as noted))
   Met/Putnam Voyager Portfolio (Class B)
   State Street Research Money Market Portfolio

PUTNAM VARIABLE TRUST (Class IB)
   Putnam VT Equity Income Fund
   Putnam VT Growth and Income Fund

If you purchased the FIRST COVA RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

Metropolitan Series Fund, Inc. (Class A)
     State Street Research Money Market Portfolio



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Russell Investment Funds (Class A)
     Aggressive Equity Fund
     Core Bond Fund
     Multi-Style Equity Fund
     Non-U.S.Fund
     Real Estate Securities Fund

If you purchased the FIRST COVA CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (SERIES 1)
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)
     AllianceBernstein Real Estate Investment Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)
     Janus Aggressive Growth Portfolio
     J.P. Morgan Quality Bond Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     Oppenheimer Capital Appreciation Portfolio
     Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED))
     Capital Guardian U.S. Equity Portfolio (Class B)
     State Street Research Bond Income Portfolio
     State Street Research Money Market Portfolio
     T. Rowe Price Large Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)
     MFS(R) High Income Series
     MFS(R) Investors Trust Series

PUTNAM VARIABLE TRUST (CLASS IA)
     Putnam VT Growth and Income Fund
     Putnam VT International Equity Fund
     Putnam Vista Fund

5. DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Scudder Variable Series II: Scudder Dreman Small Cap Value Portfolio (closed effective May 1, 2002); and (b) Metropolitan Series Fund, Inc.: FI International Stock Portfolio (closed effective December 19, 2003).

Effective as of April 28, 2003, General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.



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Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund,
Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1,
2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; (d) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.